Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Assessable profit	$ 0	$ 0
Canadian net operating loss carryforwards	24,470,000
Net operating loss carryforwards	4,046,000
Expire between 2034 and 2036 [Member]
IfrsStatementLineItems [Line Items]
Net operating loss carryforwards	$ 1,280,000